Cash (Details) - Schedule of cash - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cash (Details) - Schedule of cash [Line Items]
Cash	$ 125,595	$ 5,947
USD [Member]
Cash (Details) - Schedule of cash [Line Items]
Cash	120,846	3,277
USD held in trust [Member]
Cash (Details) - Schedule of cash [Line Items]
Cash	322
CAD [Member]
Cash (Details) - Schedule of cash [Line Items]
Cash	3,475	2,670
ARS [Member]
Cash (Details) - Schedule of cash [Line Items]
Cash	$ 952